SCHEDULE OF RECONCILIATIONS OF EFFECTIVE TAX RATE (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
United States federal statutory tax rate	21.00%	21.00%	21.00%
State income taxes, net of federal benefit
Foreign tax rate differences	(21.00%)	(21.00%)	(21.00%)
Change in valuation allowance on United States DTA